Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

May 14, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BNY Mellon Investment Funds V, Inc. (811-06490)
Registration Statement on Form N-14

On behalf of BNY Mellon Investment Funds V, Inc. (the "Registrant"), transmitted herewith is the Registrant's registration statement on Form N-14 (the "Registration Statement"). The Registration Statement contains a Prospectus/Information Statement (the "Prospectus/Information Statement") for shareholders of BNY Mellon Large Cap Growth Fund (the "Fund"), a series of the Registrant, regarding a Plan of Reorganization approved by the Registrant's Board of Directors for the Fund to transfer its assets in a tax-free reorganization to BNY Mellon Large Cap Equity Fund (the "Acquiring Fund"), another series of the Registrant, in exchange solely for Class A, Class C, Class I and Class Y shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities (the "Reorganization"). Class A, Class C, Class I and Class Y shareholders of the Fund will receive a number of Class A, Class C, Class I or Class Y shares (or fractions thereof) of the Acquiring Fund, respectively, equal in value to the aggregate net asset value of the shareholder's Class A, Class C, Class I or Class Y Fund shares as of the closing date of the Reorganization. The Fund and the Acquiring Fund are each an open-end investment company. The Acquiring Fund and the Fund are advised by BNY Mellon Investment Adviser, Inc. ("BNYM Investment Adviser").

The Registrant has included the Consent of Ernst & Young LLP, independent registered public accounting firm for the Fund and the Acquiring Fund, with respect to the Funds' Annual Reports for the fiscal year ended December 31, 2019, and will file a Post-Effective Amendment that will include a copy of the final tax opinion.

The Registrant intends to mail the Prospectus/Information Statement on or about June 19, 2020 to the Fund's shareholders of record as of the close of business on June 12, 2020. The Reorganization is expected to occur on or about July 31, 2020.

The Acquiring Fund has been determined to be the accounting survivor of the Reorganization, after consideration of certain factors including those set forth in North American Security Trust (SEC No-Action Letter, August 5, 1994). Such determinations were made in consultation with the independent registered public accounting firm and counsel to the Fund and Acquiring Fund and counsel to the independent board members of the Registrant. These factors include those noted below:

•	Investment Adviser. BNYM Investment Adviser is the investment adviser to both the Acquiring Fund and the Fund. The Acquiring Fund and the Fund the same primary portfolio managers.

Investment Objectives, Policies and Restrictions. As described in greater detail in the Prospectus/Information Statement, the Acquiring Fund and the Fund have the same investment objective and substantially similar investment management policies. To pursue this goal, the Acquiring Fund and the Fund each normally invest at least 80% of their respective net assets, plus any borrowings for investment purposes, in equity securities of large capitalization companies. The Acquiring Fund and the Fund currently consider large-cap companies to be those companies with total market capitalizations of $5 billion or more at the time of purchase. Each fund invests primarily in equity securities of U.S. issuers, but may invest without limitation in equity securities of foreign issuers, including those in emerging market countries.

Beijing | Boca Raton | Boston | Chicago | Hong Kong | London | Los Angeles | New Orleans | New York | Paris | São Paulo | Washington, DC

The Acquiring Fund invests primarily in large, established companies that the portfolio managers believe have proven track records and the potential for superior relative earnings growth. The investment process begins with a top-down assessment of broad economic, political and social trends and their implications for different market and industry sectors. Next, using a bottom-up approach, fundamental research is used to identify companies that the portfolio managers believe offer one or more of the following characteristics, among others:

•	earnings power unrecognized by market;

•	sustainable revenue and cash flow growth;

•	positive operational and/or financial catalysts;

•	attractive relative value versus history and peers; and

•	strong or improving financial condition.

The Fund's investment philosophy is based on the premise that earnings growth is the primary determinant of long term stock appreciation. Stock selection and sector allocation are both factors in determining the Fund's holdings. Fundamental financial analysis is used to identify companies that the portfolio managers believe offer one or more of the following characteristics, among others:

•	expected earnings growth rate exceeds market and industry trends;
•	potential for positive earnings surprise relative to market expectations;
•	positive operational or financial catalysts;
•	attractive valuation based on growth prospects; and
•	strong financial condition.

The Fund focuses on "growth" stocks. The Fund's benchmark is the Russell 1000® Growth Index. The Acquiring Fund invests in both "growth" and "value" stocks. The Acquiring Fund's benchmark is the S&P 500® Index.

Each fund may use listed equity options to seek to enhance returns and/or mitigate risk. A fund will engage in "covered" option transactions only, where the fund has in its possession, for the duration of the strategy, the underlying physical asset or cash to satisfy any obligation the fund may have with respect to the option strategy. Each fund limits investments in options to 20% (based on the notional value of the options) of the fund's total assets and will limit the value of all total premiums paid or received to 5% of the fund's total assets. When a fund enters into derivatives transactions, it may be required to segregate liquid assets or enter into offsetting positions, in accordance with applicable regulations.

•	Expense Structure and Expense Ratios. The Acquiring Fund has the same management fee as the Fund; each fund has agreed to pay BNYM Investment Adviser a management fee at the annual rate of 0.70% of the value of the respective fund's average daily net assets.

In addition, the Acquiring Fund's Class A, Class I and Class Y shares had a lower total annual expense ratio than the corresponding class of shares of the Fund and Class C shares of the Acquiring Fund had the same total annual expense ratio as Class C shares of the Fund (after, for each Class of the Fund and for Class C shares of the Acquiring Fund, expense waivers and expense reimbursement arrangements), based on the expenses of each fund as of its most recent fiscal year end. As of March 31, 2020, Class A, Class I and Class Y shares of the Acquiring Fund continued to have lower expense ratios than Class A, Class I and Class Y shares of the Fund, respectively, and Class C shares of the Acquiring Fund continued to have the same total annual expense ratio as Class C shares of the Fund (after, for each Class of the Fund and for Class C shares of the Acquiring Fund, expense waivers and expense reimbursement arrangements). As to each fund, BNYM Investment Adviser has contractually agreed, until May 1, 2021, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.90%.

•	Asset Size. The funds have differing asset sizes, with the Fund having more assets than the Acquiring Fund. As of March 31, 2020, the Acquiring Fund and the Fund had net assets of approximately $512 million and $60 million, respectively.

•	Portfolio Composition. The portfolio composition of the combined fund after the Reorganization will be based on the Acquiring Fund's investment objective, policies, restrictions and process. As a result, management has advised that the Fund's portfolio will be repositioned so that it substantially replicates the exposures and holdings of the Acquiring Fund's portfolio, subject to any restrictions imposed by the Internal Revenue Code.

It is appropriate for the Acquiring Fund to be the accounting survivor because the Acquiring Fund's investment objective, policies, restrictions and process and class and expense structure will be used in managing the combined fund. The Acquiring Fund's adviser and portfolio managers will continue in their roles for the combined fund after the Reorganization. The Acquiring Fund also has more assets than the Fund. Additionally, the portfolio composition of the combined fund after the Reorganization will be based on the Acquiring Fund's investment objective, policies, restrictions and process.

Please telephone the undersigned at 212.969.3722, or David Stephens of this office at 212.969.3357, if you have any questions.

Very truly yours,

/s/ Robert Spiro
Robert Spiro

cc:	David Stephens
Jeff Prusnofsky